CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income Statement [Abstract]
Net loss	¥ (519,634)	$ (74,640)	¥ (833,409)	¥ (397,234)
Other comprehensive income, net of tax of nil:
Change in cumulative foreign currency translation adjustments	493	71	52,496	15,718
Total comprehensive loss	(519,141)	(74,569)	(780,913)	(381,516)
Less: Comprehensive income (loss) attributable to non- controlling interest	(1,101)	(158)	2	79
Total comprehensive loss attributable to Puxin Limited	¥ (518,040)	$ (74,411)	¥ (780,915)	¥ (381,595)